Capital Stock - Schedule of Employee SBC Expense by Income Statement Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	$ 25.8	$ 34.1	$ 33.4
Cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	11.1	14.6	14.7
Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee SBC expense	$ 14.7	$ 19.5	$ 18.7